Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
REVENUE
TOTAL REVENUE	$ 1,651,787	$ 2,398,162	$ 4,654,270	$ 4,278,983	$ 6,020,639	$ 6,495,865
COST OF REVENUE	1,134,510	1,987,680	3,404,012	3,185,443	4,719,005	5,428,261
GROSS PROFIT	517,277	410,482	1,250,258	1,093,540	1,301,634	1,067,604
OPERATING EXPENSES
General & Administrative	705,830	980,165	2,722,229	3,303,397	5,008,587	4,311,367
Research & Development	25,750	39,250	110,250	339,350	363,350	797,112
Total Operating Expenses	731,580	1,019,415	2,832,479	3,642,747	5,371,937	5,108,479
LOSS FROM OPERATIONS	(214,303)	(608,932)	(1,582,221)	(2,549,207)	(4,070,303)	(4,040,875)
OTHER INCOME (EXPENSE)
Miscellaneous Income (Expense)	(22)	8,369	32,125	34,157	34,323	(28,099)
Loss from investment in Iveda Phils JV						(180,000)
Interest Income	5,260	24,905	30,801	92,919	113,728	131,870
Interest Expense	(11,574)	(5,846)	(29,487)	(15,355)	(26,183)	(7,254)
Total Other Income (Expense), Net	(6,336)	27,428	33,439	111,721	121,868	(83,483)
LOSS BEFORE INCOME TAXES	(220,639)	(581,504)	(1,548,782)	(2,437,486)	(3,948,435)	(4,124,358)
PROVISION FOR INCOME TAXES	(665)	131	(30,443)	(32,464)	(32,385)	(18,308)
NET LOSS	$ (221,304)	$ (581,373)	$ (1,579,225)	$ (2,469,950)	$ (3,980,820)	$ (4,142,666)
BASIC LOSS PER SHARE	$ (0.07)	$ (0.27)	$ (0.54)	$ (1.20)	$ (1.81)	$ (2.07)
DILUTED LOSS PER SHARE	$ (0.07)	$ (0.27)	$ (0.54)	$ (1.20)	$ (1.81)	$ (2.07)
BASIC WEIGHTED AVERAGE SHARES	3,045,753	2,115,307	2,897,887	2,055,649	2,203,893	1,996,678
DILUTED WEIGHTED AVERAGE SHARES	3,045,753	2,115,307	2,897,887	2,055,649	2,203,893	1,996,678
Equipment Sales [Member]
REVENUE
TOTAL REVENUE					$ 5,592,395	$ 6,052,298
Service Revenue [Member]
REVENUE
TOTAL REVENUE	$ 129,011	$ 61,572	$ 273,764	$ 270,005	428,244	443,567
Other Revenue [Member]
REVENUE
TOTAL REVENUE
Product [Member]
REVENUE
TOTAL REVENUE	$ 1,522,776	$ 2,336,590	$ 4,380,506	$ 4,008,978